Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Composition
As at December 31
2019	2018
$ millions	$ millions

Short-term credit
From financial institutions	358	544
Current maturities
Long-term loans from financial institutions	13	32
Lease Liability	49	-
Long-term loans from others	-	34
	62	66
Total Short-Term Credit	420	610
Long- term debt and debentures
Loans from financial institutions	408	377
Long term lease liability	300	-
Other loans	29	35
	737	412
Less – current maturities
From financial institutions	13	32
Lease liability	49	-
From others	-	34
	62	66
	675	346
Marketable debentures	1,231	1,195
Non-marketable debentures	275	274
	1,506	1,469
Total Long- term debt and debentures	2,181	1,815

For additional information, see Note 22.

Yearly movement in Credit from Banks and Others
As at December 31
2019	2018
$ millions	$ millions

Balance as at January 1	2,442	3,227
Changes from financing cash flows
Receipt of long-term debt	657	1,746
Repayment of long-term debt	(689)	(2,115)
Repayment of short-term credit, net	(183)	(283)
Interest paid	(115)	(103)
Total net financing cash flows	(330)	(755)
Implementation of IFRS 16	353	-
Effect of changes in foreign exchange rates	48	(63)
Other changes	46	33
Balance as at December 31	2,559	2,442

(*) The balance includes Short-term credit, derivatives used for accounting hedging, loans and debentures and interest payables.

Maturity periods

Following are the future maturity periods of the credit and the loans from banks and others, including debentures (net of current maturities):

As at December 31
2019	2018
$ millions	$ millions

Second year	368	17
Third year	161	273
Fourth year	142	113
Fifth year	799	308
Sixth year and thereafter	711	1,104
	2,181	1,815

For additional information, see Note 14F.

Restrictions on the Group relating to the receipt of credit

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2019

Total shareholder's equity	Equity greater than $2,000 million	$3,925 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	10.5
Ratio of the net financial debt to EBITDA	Less than 3.5	1.8
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	4%
                      Examination of compliance with the above‑mentioned financial covenants is based on the Company's consolidated financial statements. As at December 31, 2019, the Company complies with all of its financial covenants.

Sale of receivables under securitization transaction

The value of the transferred assets (which is approximately their fair value), fair value of the associated liabilities and net position are as follows:

Year ended December 31,
2019	2018	2017
$ millions	$ millions	$ millions

Carrying amount of the transferred assets	261	332	331
Fair value of the associated liabilities	261	332	331
Net position *	-	-	-

* Less than $1 million.

Information on material loans and debentures
Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Loan-Israeli institutions	November 2013	300	Israeli Shekel	69	4.74%	2015-2024 (annual installment)	Partially repaid
Debentures (private offering) – 3 series	January 2014	84 145 46	U.S Dollar	84 145 46	4.55% 5.16% 5.31%	January 2021 January 2024 January 2026
Debentures - Series D	December 2014	800	U.S Dollar	183	4.50%	December 2024	(1)
Debentures - Series E	April 2016	1,569	Israeli Shekel	452	2.45%	2021- 2024 (annual installment)
Loan - others	April 2019	200	Chinese Yuan	29	5.23%	April 2021
Debentures - Series F	May 2018	600	U.S Dollar	596	6.38%	May 2038	(1)
Loan - European Bank	December 2018	70	U.S Dollar	70	Libor + 0.66%	December 2021
Loan - European Bank	May 2019	30	U.S Dollar	30	Libor + 0.80%	May 2024

Note 14 - Credit from Banks and Others (cont'd)

F. Information on material loans and debentures: (cont’d)

Additional Information:

                      In July 2019 the credit rating company Fitch Ratings revised the Company’s rating outlook from “stable” to “positive”, while reaffirming the Company’s international credit rating BBB-. Fitch reaffirmed the BBB- rating for the Company’s senior debentures, redeemable at an interest of 4.5% (Debentures Series D), outstanding principal amount of $183 million due in 2024, and the Company’s senior debentures, redeemable at an interest of 6.375% (Debentures Series F), outstanding original principal amount of $600 million due in 2038.

In July 2019, the credit rating agency S&P ratified the Company’s international credit rating, BBB- with a stable rating outlook.

  On January 2, 2020 the company completed an ILS 380 million (about $110 million) placement of series G unsecured debentures (hereinafter - Series G) in Israel. The principal of Series G shall be payable in thirteen consecutive unequal annual payments, to be paid, on December 30 of each of the years 2022 through 2034. 64% of the principal will be paid on December 30, 2034. Series G carries an annual coupon of 2.4% paid in semiannual installments on June 30 and December 30 of each year, commencing June 30, 2020. The series G have been rated "ilAA" by Standard & Poor's Maalot rating agency. The interest rate on Series G will increase by 0.25% above the base interest rate for any rating level decrease starting at a rating of "ilA and reaching a maximum cumulative interest rate increase of 1% upon reaching a rating of "ilBBB".

The interest rate on the series G debentures will also increase by 0.25%, beginning on the first business day following the publication of the Company’s financial reports indicating that the Company’s equity has fallen below $2,000 million (hereinafter, the Equity Threshold), until the earlier of (a) the full repayment of the unpaid balance of the series G debentures or (b) the date of publication of the Company’s financial reports indicating that the Company’s equity is at or above the Equity Threshold, provided that the total increase in the interest rate due to the provisions of this and the prior sentence shall not exceed 1.00% in the aggregate.

Credit facilities
Issuer	Group of international banks (1)	European bank
Date of the credit facility	March 2015	December 2016
Date of credit facility termination	March 2023, March 2024	May 2024
The amount of the credit facility	USD 1,100 million	USD 100 million
Credit facility has been utilized	USD 230 million	USD 100 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	70 million dollar-Libor + 0.66% 30 million dollar-Libor + 0.80%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.21%	0.00%

                      In November 2019, the credit facility was reduced from $1,200 to $1,100 and in addition, part of the banks agreed to extend the maturity of $900 million credit facility from March 2023 to March 2024. As at December 31, 2019, the company has $870 million of unutilized long-term credit lines.